Fiduciary Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fiduciary Assets [Abstract]
Time deposits constituting Fiduciary funds	$ 1,796	$ 1,688